Unsecured Line of Credit (Details) (USD $)	12 Months Ended		0 Months Ended					0 Months Ended					12 Months Ended
	Dec. 31, 2013 Y	Dec. 31, 2012	Jul. 26, 2013 After the Amendment [Member]	Jul. 26, 2013 Prior to Amendment [Member]	Jul. 26, 2013 Alternative Base Interest Rate Calculation [Member] M	Jul. 26, 2013 Maximum [Member]	Jul. 26, 2013 Maximum [Member] After the Amendment [Member]	Jul. 26, 2013 Maximum [Member] Interest Rate Based on LIBOR or CDOR [Member]	Jul. 26, 2013 Maximum [Member] Alternative Base Interest Rate Calculation [Member]	Jul. 26, 2013 Minimum [Member]	Jul. 26, 2013 Minimum [Member] Interest Rate Based on LIBOR or CDOR [Member]	Jul. 26, 2013 Minimum [Member] Alternative Base Interest Rate Calculation [Member]	Dec. 31, 2013 Rate Based on Current Credit Rating [Member] Interest Rate Based on LIBOR or CDOR [Member]	Dec. 31, 2013 Rate Based on Current Credit Rating [Member] Alternative Base Interest Rate Calculation [Member]	Dec. 31, 2013 Rate Based on Current Credit Rating [Member] Current Rates Based on Credit Ratings [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity			$ 1,000,000,000	$ 750,000,000
Line of Credit Facility, Maximum Borrowing Capacity							1,500,000,000
Line of Credit Facility, Expiration Date			Jul. 26, 2018	Jun. 24, 2014
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage						0.35%				0.125%					0.15%
Margin added to Calculated Interest Rate								1.70%	0.70%		0.925%	0.00%	1.00%	0.00%
Amount added to Federal Funds Rate to Calculate Interest Rate					0.50%
LIBOR Period Used to Calculate Interest Rate (in months)					1
Amount added to LIBOR to Calculate Interest Rate					1.00%
Line of Credit Facility, Amount Outstanding	$ 0.0	$ 0
Leverage Ratio, Maximum	60.00%
Leverage Ratio Maximum Increasing Limit	65.00%
Leverage Ratio Reduction Limit	60.00%
Leverage Ratio Reduction Period, Years	1
Maximum Secured Debt Leverage Ratio	55.00%
Fixed Charge Coverage Ratio Minimum.	1.40
Maximum Unsecured Debt Leverage Ratio	60.00%
Unsecured Debt Leverage Ratio Maximum Increasing Limit	65.00%
Unsecured Debt Leverage Ratio Reduction Limit	60.00%
Unsecured Debt Leverage Ratio Reduction Period, Years	1
Unsecured Debt Interest Coverage Ratio Minimum.	1.75